Note 17 - Preferred Shares (Details Textual) - USD ($)			12 Months Ended
	Sep. 17, 2015	Jan. 27, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Issued During Period, Shares, New Issues	2,343,335
Dividends, Paid-in-kind						$ 1,725,699	$ 1,639,149	$ 1,440,100
Series B Preferred Stock [Member]
Proceeds from Issuance of Convertible Preferred Stock		$ 29
Preferred Stock, Redemption Price Per Share		$ 1,000
Preferred Stock Convertible Initial Conversion Price		$ 12.25
Dividends, Paid-in-kind						1,730,000
Preferred Stock, Redemption Amount						$ 35,504,948
Series B Preferred Stock [Member] | First Five Years [Member]
Preferred Stock Additional Cash Dividend Under Specified Conditions Percentage		40.00%
Preferred Stock Additional Cash Dividend Under Other Specified Conditions Percentage		100.00%
Preferred Stock Dividend Rate Under Other Specified Conditions Percentage		5.00%
Series B Preferred Stock [Member] | After First Five Years [Member]
Preferred Stock, Dividend Rate, Percentage		40.00%
Series B Preferred Stock [Member] | Years Six and Seven [Member]
Preferred Stock, Dividend Rate, Percentage		12.00%
Series B Preferred Stock [Member] | After Year Seven [Member]
Preferred Stock, Dividend Rate, Percentage		14.00%
Series B Preferred Stock [Member] | Scenario, Forecast [Member]
Preferred Stock, Redemption Amount			$ 39,359,846	$ 39,207,373	$ 37,306,766
Increase in Carrying Amount of Redeemable Preferred Stock			$ 152,473	$ 1,900,607	$ 1,808,472
Series B Preferred Stock [Member] | Minimum [Member] | First Five Years [Member]
Preferred Stock, Dividend Rate, Percentage		0.00%
Series B Preferred Stock [Member] | Maximum [Member] | First Five Years [Member]
Preferred Stock, Dividend Rate, Percentage		5.00%
TCP [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues		25,000
Friends Investment Company Inc. [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues		5,700